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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21108


                   	Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fundamental Growth Fund
           Schedule of Investments 6/30/2010 (unaudited)

Shares                                                             Value
           COMMON STOCKS - 98.5 %
           Energy - 5.1 %
           Integrated Oil & Gas - 3.3 %
46,800     Chevron Corp.                                        $3,175,848
125,550    Exxon Mobil Corp.                                     7,165,139
                                                                $10,340,987
           Oil & Gas Equipment & Services - 1.8 %
175,100    National-Oilwell Varco, Inc.                         $5,790,557
           Total Energy                                         $16,131,544
           Materials - 6.9 %
           Fertilizers & Agricultural Chemicals - 1.2 %
85,555     Monsanto Co.                                         $3,954,352
           Gold - 2.3 %
116,330    Newmont Mining Corp.                                 $7,182,214
           Industrial Gases - 3.4 %
140,470    Praxair, Inc.                                        $10,674,315
           Total Materials                                      $21,810,881
           Capital Goods - 8.2 %
           Aerospace & Defense - 3.4 %
165,255    United Technologies Corp.                            $10,726,702
           Industrial Conglomerates - 3.5 %
138,745    3M Co.                                               $10,959,468
           Trading Companies & Distributors - 1.3 %
42,400     W.W. Grainger, Inc.                                  $4,216,680
           Total Capital Goods                                  $25,902,850
           Transportation - 2.2 %
           Air Freight & Couriers - 2.2 %
123,030    United Parcel Service, Inc.                          $6,999,177
           Total Transportation                                 $6,999,177
           Media - 1.7 %
           Movies & Entertainment - 1.7 %
173,145    Viacom, Inc. (Class B)                               $5,431,559
           Total Media                                          $5,431,559
           Retailing - 3.6 %
           Apparel Retail - 3.6 %
213,570    Ross Stores, Inc. (b)                                $11,381,145
           Total Retailing                                      $11,381,145
           Food & Drug Retailing - 3.7 %
           Drug Retail - 3.7 %
395,300    CVS/Caremark Corp.                                   $11,590,196
           Total Food & Drug Retailing                          $11,590,196
           Food Beverage & Tobacco - 9.2 %
           Brewers - 1.3 %
82,100     Anheuser-Busch InBev NV (b)                          $3,941,621
           Soft Drinks - 6.9 %
213,590    Coca-Cola Co.                                        $10,705,131
181,500    PepsiCo, Inc.                                         11,062,425
                                                                $21,767,556
           Tobacco - 1.0 %
71,300     Philip Morris International, Inc.                    $3,268,392
           Total Food Beverage & Tobacco                        $28,977,569
           Household & Personal Products - 1.9 %
           Household Products - 1.9 %
76,140     Colgate-Palmolive Co.                                $5,996,786
           Total Household & Personal Products                  $5,996,786
           Health Care Equipment & Services - 11.8 %
           Health Care Equipment - 9.6 %
230,945    Baxter International, Inc.                           $9,385,605
139,500    Covidien Ltd.                                         5,605,110
62,340     Edwards Lifesciences Group *                          3,492,287
70,200     Hospira, Inc. *                                       4,032,990
216,065    Medtronic, Inc. *                                     7,836,678
                                                                $30,352,670
           Health Care Services - 2.2 %
111,800    DaVita, Inc. *                                       $6,980,792
           Total Health Care Equipment & Services               $37,333,462
           Pharmaceuticals & Biotechnology - 10.6 %
           Biotechnology - 2.2 %
199,350    Gilead Sciences, Inc. *                              $6,833,718
           Life Sciences Tools & Services - 3.8 %
243,630    Thermo Fisher Scientific, Inc. *                     $11,950,052
           Pharmaceuticals - 4.6 %
111,000    Allergan, Inc.                                       $6,466,860
156,423    Teva Pharmaceutical Industries Ltd.                   8,132,432
                                                                $14,599,292
           Total Pharmaceuticals & Biotechnology                $33,383,062
           Diversified Financials - 1.3 %
           Specialized Finance - 1.3 %
35,565     IntercontinentalExchange, Inc. * (b)                 $4,019,912
           Total Diversified Financials                         $4,019,912
           Insurance - 1.5 %
           Property & Casualty Insurance - 1.5 %
251,730    Progressive Corp. *                                  $4,712,386
           Total Insurance                                      $4,712,386
           Software & Services - 16.2 %
           Data Processing & Outsourced Services - 5.1 %
314,110    *CA Western Union Co.                                $4,683,380
56,720     MasterCard, Inc. (b)                                  11,317,342
                                                                $16,000,722
           Internet Software & Services - 3.8 %
27,030     Google Inc. *                                        $12,026,999
           Systems Software - 7.3 %
612,790    Microsoft Corp.                                      $14,100,298
414,120    Oracle Corp.                                          8,887,015
                                                                $22,987,313
           Total Software & Services                            $51,015,034
           Technology Hardware & Equipment - 11.3 %
           Communications Equipment - 5.9 %
596,730    Cisco Systems, Inc. *                                $12,716,316
185,110    Qualcomm, Inc.                                        6,079,012
                                                                $18,795,328
           Computer Hardware - 5.4 %
67,615     Apple Inc. *                                         $17,007,201
           Total Technology Hardware & Equipment                $35,802,529
           Semiconductors - 3.3 %
           Semiconductors - 3.3 %
539,810    Intel Corp.                                          $10,499,301
           Total Semiconductors                                 $10,499,301
           TOTAL COMMON STOCKS
           (Cost  $278,642,691)                                $310,987,393
Principal
Amount ($) TEMPORARY CASH INVESTMENTS - 6.0%                       Value
           Securities Lending Collateral  - 6.0 % (c)
           Certificates of Deposit:
546,300    Bank of Nova Scotia, 0.47%, 9/7/10                   $546,300
546,300    Barclays, 0.30%, 7/23/10                              546,300
600,930    CBA Financial, 0.56%, 1/3/11                          600,930
546,300    Deutschebank, 0.30%, 7/19/10                          546,300
327,780    DnB NOR Bank ASA NY, 0.49%, 8/26/10                   327,780
546,301    Rabobank Nederland NY, 0.23%, 7/6/10                  546,301
546,300    Royal Bank of Canada, 0.26%, 1/21/11                  546,300
546,300    Svenska NY, 0.265%, 7/19/10                           546,300
                                                                $4,206,511
           Commercial Paper:
327,780    American Honda Finance, 0.38%, 5/4/11                $327,780
218,520    American Honda Finance, 0.38%, 4/15/11                218,520
72,273     Caterpillar Financial Services, 0.47%, 8/20/10         72,273
546,402    Federal Home Loan Bank, 0.31%,  6/1/11                546,402
218,490    NABPP, 0.28%, 7/19/10                                 218,490
273,029    PARFIN, 0.39%, 8/11/10                                273,029
546,279    SOCNAM, 0.28%, 7/6/10                                 546,279
436,744    CHARF, 0.46%, 8/23/10                                 436,744
327,526    CLIPPR, 0.45%, 9/1/10                                 327,526
227,378    FAIRPP, 0.50%, 8/16/10                                227,378
272,930    FASCO, 0.46%, 9/2/10                                  272,930
251,078    FASCO, 0.45%, 9/9/10                                  251,078
382,394    SRCPP, 0.26%, 7/7/10                                  382,394
383,304    STRAIT, 0.43%, 8/23/10                                383,304
263,552    TBLLC, 0.40%, 8/9/10                                  263,552
546,190    Varfun, 0.29%, 7/26/10                                546,190
493,918    CME, Inc., 1.00%, 8/6/10                              493,918
163,921    GE Capital Corp., 0.64%, 8/20/10                      163,921
59,135     GE Capital Corp., 0.40%, 10/21/10                      59,135
59,543     GE Capital Corp., 0.35%, 10/6/10                       59,543
273,122    GE, 0.37%, 1/26/11                                    273,122
54,583     GE Capital Corp., 0.33%, 6/6/11                        54,583
60,914     John Deere Capital Corp., 0.32%, 7/16/10               60,914
461,975    JPMorgan Chase & Co., 0.57%, 9/24/10                  461,975
619,354    Santander, 0.30%, 7/23/10                             619,354
546,300    Toyota Motor Credit Corp., 0.35%, 1/10/11             546,300
327,800    Wachovia, 0.64%, 3/22/11                              327,800
152,980    Wal-Mart Stores, Inc., 0.22%, 7/1/10                  152,980
218,483    WFC, 0.60%, 12/2/10                                   218,483
546,300    WSTPAC, 0.39%, 11/5/10                                546,300
                                                                $9,332,197
           Tri-party Repurchase Agreements:
685,388    Barclays, 0.1%, 7/1/10                               $685,388
1,365,751  Deutsche Bank, 0.3%, 7/1/10                           1,365,751
1,638,901  RBS Securities, Inc., 0.5%, 7/1/10                    1,638,901
                                                                $3,690,040
Shares     Money Market Mutual Funds
819,451    Blackrock Liquidity Temp Cash Fund                   $819,451
819,451    Dreyfus Preferred Money Market Fund                   819,451
                                                                $1,638,902
           Total Securities Lending Collateral                  $18,867,650
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $18,867,650)                                   18,867,650
           TOTAL INVESTMENT IN SECURITIES - 104.5%
           (Cost  $297,510,341) (a)                             $329,855,043
           OTHER ASSETS AND LIABILITIES - (4.5)%                $(14,131,706)
           TOTAL NET ASSETS -100.0%                             $315,723,337


*          Non-income producing security.

(a) At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $298,781,841 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $81,582,336

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (50,509,134)

           Net unrealized gain                                  $31,073,202

(b)        At June 30, 2010, the following securities were out on loan:


Shares                           Security                          Value
81,000     Anheuser-Busch InBev NV                              $3,888,810
7,800      IntercontinentalExchange, Inc. *                      881,634
13,100     MasterCard, Inc.                                      2,613,843
102,900    Ross Stores, Inc.                                     5,483,541
           Total                                                $12,867,828

(c)        Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest
               priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical
              securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of June
           30, 2010, in valuing the Fund's assets:
                            Level 1      Level 2    Level 3    Total
Common stocks            $310,987,393       $0       $0    $310,987,393
Temporary cash investments     0        17,228,748    0      17,228,748
Money market mutual funds   1,638,902        0        0       1,638,902
Total                    $312,626,295  $17,228,748   $0    $329,855,043


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.